Organization and Nature of Operations - Additional Information (Details) - USD ($)		Jun. 30, 2024	Aug. 25, 2023	Aug. 13, 2023	Jun. 30, 2023	Dec. 28, 2022
Organization and Nature of Operations [Line Items]
Ordinary shares, par value		$ 0.0001			$ 0.0001	$ 0.0001
Common stock value	[1]	$ 17,044			$ 12,679
Ordinary shares, issued		170,453,431			126,799,854
Prime Number Acquisition I Corp.
Organization and Nature of Operations [Line Items]
Ordinary shares, par value			$ 0.0001	$ 10.65
Common stock value			$ 1,350,000,000
Ordinary shares, issued						126,799,854
Prepayment amount paid				$ 21,299,979
Prime Number Acquisition I Corp. | Class A Common Stock
Organization and Nature of Operations [Line Items]
Ordinary shares, par value			$ 0.0001
Ordinary shares, issued				1,999,998
Prime Number Acquisition I Corp. | Class B Common Stock
Organization and Nature of Operations [Line Items]
Ordinary shares, par value			$ 0.0001

[1]	* Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization.